Net Income Per Share - Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	2 Months Ended	3 Months Ended										10 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Oct. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Basic earnings per share computation:
Income from continuing operations attributable to The WhiteWave Foods Company													$ 112,514		$ 114,334	$ 81,356
Average common shares		173,000,000					150,000,000						153,770,492		150,000,000	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company													$ 0.73		$ 0.76	$ 0.54
Basic earnings (loss) per share from discontinued operations													$ 0.01		$ (0.04)	$ (0.01)
Basic earnings per share		$ 0.14					$ 0.21						$ 0.74		$ 0.72	$ 0.53
Net income	18,086	23,998		29,711	26,292	26,383	31,308	30,124	29,763	24,959	22,549	95,608	113,694		107,395	79,098
Diluted earnings per share computation:
Income from continuing operations attributable to The WhiteWave Foods Company													112,514		114,334	81,356
Average common shares - basic		173,000,000					150,000,000						153,770,492		150,000,000	150,000,000
Average common shares - diluted		173,132,917					150,000,000						153,770,497		150,000,000	150,000,000
Diluted earnings per share from continuing operations attributable to The WhiteWave Foods Company													$ 0.73		$ 0.76	$ 0.54
Diluted earnings (loss) per share from discontinued operations													$ 0.01		$ (0.04)	$ (0.01)
Diluted earnings per share		$ 0.14					$ 0.21						$ 0.74		$ 0.72	$ 0.53
Net income	$ 18,086	$ 23,998		$ 29,711	$ 26,292	$ 26,383	$ 31,308	$ 30,124	$ 29,763	$ 24,959	$ 22,549	$ 95,608	$ 113,694		$ 107,395	$ 79,098
Stock Options [Member]
Diluted earnings per share computation:
Stock option conversion and Stock units		27,079	[1]
Stock Units [Member]
Diluted earnings per share computation:
Stock option conversion and Stock units		105,838	[2]										5	[3]

[1]	2,445,327 anti-dilutive options were excluded from the calculation for the three months ended March 31, 2013.
[2]	52 anti-dilutive RSUs were excluded from the calculation for the three months ended March 31, 2013.
[3]	666,999 anti-dilutive RSUs were excluded from the calculation for the year ended December 31, 2012.